CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	₱ 32,336	₱ 22,815	₱ 14,569
Adjustments for:
Depreciation and amortization (Notes 9 and 10)	39,656	47,240	51,915
Interest on loans and other related items – net (Note 5)	7,275	6,783	7,014
Asset impairment (Note 5)	4,833	8,065	8,258
Equity share in net losses (earnings) of associates and joint ventures (Notes 5 and 11)	1,535	87	(2,906)
Accretion on lease liabilities (Notes 5, 10 and 29)	1,061
Pension benefit costs (Notes 5 and 26)	1,018	1,855	1,607
Amortization of intangible assets (Notes 5 and 15)	758	892	835
Incentive plan (Notes 5 and 26)	638	208	827
Losses (gains) on derivative financial instruments – net (Notes 5 and 28)	284	(1,086)	(533)
Accretion on financial liabilities (Notes 5 and 21)	122	145	219
Losses (gains) on disposal of property and equipment (Note 9)	88	(12)	159
Impairment of investments (Note 11)	34	172	2,562
Foreign exchange losses (gains) – net (Notes 5 and 9)	(424)	771	411
Interest income (Note 5)	(1,745)	(1,943)	(1,412)
Gains on disposal of investments in subsidiaries – net (Note 11)		(144)
Gains on deconsolidation of subsidiary (Notes 5 and 11)		(12,054)
Gains on disposal of investment property (Note 14)			(80)
Gains on disposal of investments in associates – net (Note 11)			(6,512)
Others	696	(1,076)	(2,443)
Operating income before changes in assets and liabilities	88,165	72,718	74,490
Decrease (increase) in:
Prepayments	(28,898)	(4,318)	(212)
Other financial and non-financial assets	(198)		162
Trade and other receivables	(1,560)	(12,175)	(10,674)
Inventories and supplies	12	26	(542)
Contract assets	337	390
Increase (decrease) in:
Customers’ deposits	12	(250)	13
Pension and other employee benefits	(7,965)	(5,733)	(5,841)
Other noncurrent liabilities	(1,559)	(11)	38
Accounts payable	18,768	7,729	4,622
Accrued expenses and other current liabilities	4,375	5,184	(1,392)
Net cash flows generated from operations	71,489	63,560	60,664
Income taxes paid	(2,097)	(2,444)	(4,550)
Net cash flows from operating activities	69,392	61,116	56,114
CASH FLOWS USED IN INVESTING ACTIVITIES
Interest received	1,723	1,115	1,217
Proceeds from:
Collection of notes receivable	1,771	11,707	2,001
Maturity of short-term investments	1,415	6,102	20,254
Disposal of financial assets at fair value through profit or loss (Note 12)	1,023	11,643
Disposal of property and equipment (Note 9)	224	345	484
Disposal of investment properties (Note 14)	11		290
Disposal of investments in associates and joint ventures (Note 11)		1,710	14,884
Redemption of investment in debt securities		105	456
Disposal of investments available-for-sale			1,000
Dividends received (Note 11)			833
Payments for:
Acquisition of investments in associates and joint ventures (Note 11)	(20)	(111)	(5,633)
Acquisition of investments in subsidiaries – net of cash acquired	(80)	(2,814)	(266)
Purchase of short-term investments	(572)	(5,992)	(18,424)
Interest capitalized to property and equipment (Notes 5 and 9)	(1,455)	(1,524)	(816)
Purchase of property and equipment (Note 9)	(88,246)	(47,247)	(36,616)
Acquisition of intangible assets (Note 15)		(21)	(137)
Purchase of investments available-for-sale			(76)
Net additions to right-of-use assets (Note 10)	(145)
Decrease (increase) in other financial and non-financial assets	35	(72)	(511)
Net cash flows used in investing activities	(84,316)	(25,054)	(21,060)
CASH FLOWS USED IN FINANCING ACTIVITIES
Availments of long-term debt (Notes 21 and 29)	37,500	20,500	26,255
Derivative financial instruments (Notes 28 and 29)		886	218
Issuance of perpetual notes (Note 20)			4,165
Payments for:
Derivative financial instruments (Notes 28 and 29)	(50)
Debt issuance costs (Notes 21 and 29)	(195)	(38)	(153)
Distribution charges on perpetual notes (Note 20)	(236)	(236)	(177)
Obligations under lease liabilities (Notes 10 and 29)	(5,399)
Interest – net of capitalized portion (Notes 5, 21 and 29)	(7,143)	(6,614)	(7,076)
Cash dividends (Notes 20 and 29)	(15,592)	(13,928)	(16,617)
Long-term debt (Notes 21 and 29)	(20,494)	(18,740)	(39,199)
Long-term financing for capital expenditures (Note 29)			(7,735)
Decrease (increase) in treasury shares under employee benefit trust	(4)	26
Net cash flows used in financing activities	(11,613)	(18,144)	(40,319)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(748)	831	(552)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27,285)	18,749	(5,817)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 16)	51,654	32,905	38,722
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 16)	₱ 24,369	₱ 51,654	₱ 32,905